Employees' Retirement Benefits (Fair Values of NTT CDBP's Pension Plan Assets) (Detail) - NTT Corporate Defined Benefit Pension Plan - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	¥ 86,524	¥ 86,459	¥ 76,528
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	569	664
Debt securities | Japanese government bonds/local government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	25,104	24,043
Debt securities | Domestic corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,743	6,771
Debt securities | Foreign government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,697	6,108
Debt securities | Foreign corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	28	88
Equity securities | Domestic equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8,692	15,955
Equity securities | Foreign equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,073	9,227
Securities investment trust beneficiary certificates | Domestic equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,784	2,143
Securities investment trust beneficiary certificates | Foreign equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,498	1,359
Securities investment trust beneficiary certificates | Domestic Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8,007	1,500
Securities investment trust beneficiary certificates | Foreign debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,436	1,463
Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,468	6,987
Life insurance company general accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10,294	9,971
Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	131	180
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	45,475	55,613
Level 1 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	569	664
Level 1 | Debt securities | Japanese government bonds/local government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	24,611	23,681
Level 1 | Debt securities | Foreign government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,527	6,062
Level 1 | Debt securities | Foreign corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8	26
Level 1 | Equity securities | Domestic equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8,687	15,953
Level 1 | Equity securities | Foreign equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,073	9,227
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	40,918	30,666
Level 2 | Debt securities | Japanese government bonds/local government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	493	362
Level 2 | Debt securities | Domestic corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,743	6,771
Level 2 | Debt securities | Foreign government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	170	46
Level 2 | Debt securities | Foreign corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	20	62
Level 2 | Equity securities | Domestic equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5	2
Level 2 | Securities investment trust beneficiary certificates | Domestic equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,784	2,143
Level 2 | Securities investment trust beneficiary certificates | Foreign equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,498	1,359
Level 2 | Securities investment trust beneficiary certificates | Domestic Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8,007	1,500
Level 2 | Securities investment trust beneficiary certificates | Foreign debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,436	1,463
Level 2 | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,468	6,987
Level 2 | Life insurance company general accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10,294	9,971
Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	131	180
Level 3 | Equity securities | Foreign equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	¥ 131	¥ 180